Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 100,238
Ending balance, property, plant and equipment	98,633	$ 100,238
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,184
Ending balance, property, plant and equipment	3,064	3,184
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,260
Ending balance, property, plant and equipment	2,627	2,260
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	56,254
Ending balance, property, plant and equipment	55,417	56,254
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	23,233
Ending balance, property, plant and equipment	22,840	23,233
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	609
Ending balance, property, plant and equipment	534	609
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,343
Ending balance, property, plant and equipment	3,089	3,343
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	11,355
Ending balance, property, plant and equipment	11,062	11,355
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,722
Ending balance, property, plant and equipment	11,653	10,722
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	89,055
Ending balance, property, plant and equipment	86,621	89,055
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	255,681	255,118
Exchange adjustments	2,857	(1,815)
Additions	13,715	12,836
Acquisitions	89	1,650
Transfers from intangible assets	3,593	391
Reclassified as assets held for sale	3,273	4,024
Deletions and disposals	(4,331)	(8,475)
Ending balance, property, plant and equipment	268,331	255,681
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(166,626)	(160,843)
Exchange adjustments	(1,725)	1,018
Charge for the year	14,317	13,259
Transfers from intangible assets	2,285
Impairment losses	1,861	3,840
Impairment reversals	(28)	(427)
Reclassified as assets held for sale	(1,731)	(2,546)
Deletions and disposals	3,345	7,325
Ending balance, property, plant and equipment	(181,710)	(166,626)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,184
Ending balance, property, plant and equipment	3,064	3,184
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,060	3,924
Exchange adjustments	299	(213)
Additions	23	352
Acquisitions	0	60
Transfers from intangible assets	0	0
Reclassified as assets held for sale	72	25
Deletions and disposals	(299)	(38)
Ending balance, property, plant and equipment	4,011	4,060
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(876)	(838)
Exchange adjustments	(60)	52
Charge for the year	47	58
Transfers from intangible assets	0
Impairment losses	11	70
Impairment reversals	(10)	0
Reclassified as assets held for sale	(9)	(6)
Deletions and disposals	28	32
Ending balance, property, plant and equipment	(947)	(876)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	647
Ending balance, property, plant and equipment	733	647
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,167	992
Exchange adjustments	47	(35)
Additions	131	222
Acquisitions	18	148
Transfers from intangible assets	0	0
Reclassified as assets held for sale	69	41
Deletions and disposals	(4)	(119)
Ending balance, property, plant and equipment	1,290	1,167
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(520)	(553)
Exchange adjustments	(17)	9
Charge for the year	60	43
Transfers from intangible assets	0
Impairment losses	5	0
Impairment reversals	0	0
Reclassified as assets held for sale	(41)	(4)
Deletions and disposals	4	63
Ending balance, property, plant and equipment	(557)	(520)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	56,213
Ending balance, property, plant and equipment	54,669	56,213
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	184,304	185,346
Exchange adjustments	0	0
Additions	9,896	7,899
Acquisitions	0	0
Transfers from intangible assets	3,593	391
Reclassified as assets held for sale	923	3,210
Deletions and disposals	(2,074)	(6,122)
Ending balance, property, plant and equipment	194,796	184,304
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(128,091)	(123,442)
Exchange adjustments	0	0
Charge for the year	11,458	10,626
Transfers from intangible assets	2,285
Impairment losses	568	2,418
Impairment reversals	(9)	(420)
Reclassified as assets held for sale	(423)	(2,168)
Deletions and disposals	1,843	5,807
Ending balance, property, plant and equipment	(140,127)	(128,091)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	21,802
Ending balance, property, plant and equipment	20,977	21,802
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	48,731	47,384
Exchange adjustments	1,403	(864)
Additions	2,667	3,039
Acquisitions	68	1,235
Transfers from intangible assets	0	0
Reclassified as assets held for sale	1,755	747
Deletions and disposals	(1,047)	(1,316)
Ending balance, property, plant and equipment	50,067	48,731
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(26,929)	(25,671)
Exchange adjustments	(961)	536
Charge for the year	1,741	1,553
Transfers from intangible assets	0
Impairment losses	1,224	1,260
Impairment reversals	(3)	(4)
Reclassified as assets held for sale	(967)	(367)
Deletions and disposals	795	648
Ending balance, property, plant and equipment	(29,090)	(26,929)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	599
Ending balance, property, plant and equipment	534	599
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,315	2,290
Exchange adjustments	78	(43)
Additions	89	138
Acquisitions	0	57
Transfers from intangible assets	0	0
Reclassified as assets held for sale	137	1
Deletions and disposals	(176)	(126)
Ending balance, property, plant and equipment	2,169	2,315
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,716)	(1,684)
Exchange adjustments	(50)	24
Charge for the year	138	157
Transfers from intangible assets	0
Impairment losses	0	1
Impairment reversals	0	0
Reclassified as assets held for sale	(102)	(1)
Deletions and disposals	167	101
Ending balance, property, plant and equipment	(1,635)	(1,716)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	754
Ending balance, property, plant and equipment	778	754
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,687	2,958
Exchange adjustments	19	(23)
Additions	125	144
Acquisitions	0	80
Transfers from intangible assets	0	0
Reclassified as assets held for sale	3	0
Deletions and disposals	(38)	(472)
Ending balance, property, plant and equipment	2,790	2,687
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,933)	(2,292)
Exchange adjustments	(8)	9
Charge for the year	102	91
Transfers from intangible assets	0
Impairment losses	11	9
Impairment reversals	(4)	(3)
Reclassified as assets held for sale	(2)	0
Deletions and disposals	36	447
Ending balance, property, plant and equipment	(2,012)	(1,933)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	5,856
Ending balance, property, plant and equipment	5,866	5,856
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	12,417	12,224
Exchange adjustments	1,011	(637)
Additions	784	1,042
Acquisitions	3	70
Transfers from intangible assets	0	0
Reclassified as assets held for sale	314	0
Deletions and disposals	(693)	(282)
Ending balance, property, plant and equipment	13,208	12,417
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(6,561)	(6,363)
Exchange adjustments	(629)	388
Charge for the year	771	731
Transfers from intangible assets	0
Impairment losses	42	82
Impairment reversals	(2)	0
Reclassified as assets held for sale	(187)	0
Deletions and disposals	472	227
Ending balance, property, plant and equipment	(7,342)	(6,561)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	11,183
Ending balance, property, plant and equipment	12,012	11,183
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	3,028	2,878
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,613
Ending balance, property, plant and equipment	1,894	1,613
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	342	215
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	41
Ending balance, property, plant and equipment	748	41
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	55	30
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,431
Ending balance, property, plant and equipment	1,863	1,431
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	728	640
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	867
Ending balance, property, plant and equipment	1,072	867
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10
Ending balance, property, plant and equipment	0	10
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	3	3
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,589
Ending balance, property, plant and equipment	2,311	2,589
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	1,026	1,109
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,455
Ending balance, property, plant and equipment	2,119	2,455
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	5,499
Ending balance, property, plant and equipment	5,196	5,499
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 874	$ 882